UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

                   Report for the Quarter Ended: September 30, 2005

Check here if Amendment: [X] Amendment Number:1
    This Amendment (Check only one.):
    [ ] is a restatement.
    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
    Name:    U.S. Global Investors, Inc.
    Address: 7900 Callaghan Road
             San Antonio, TX 78229

13F File Number:  028-02220

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

    Name:   Susan B. McGee
    Title:  President, General Counsel
    Phone:  210-308-1234


            /s/ Susan B. McGee
            ------------------
            Susan B. McGee, President
            San Antonio, TX
            December 5, 2005

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. [ ] 13F NOTICE. [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

                        FORM 13F SUMMARY PAGE

                           REPORT SUMMARY:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 17
Form 13F Information Table Value Total: $3,030 (thousands)

List of Other Included Managers:


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                                                     FORM 13F INFORMATION TABLE


        COLUMN 1             COLUMN 2     COLUMN 3    COLUMN 4            COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                  SHARES                                          VOTING AUTHORITY
                             TITLE OF                 VALUE       OR                 PUT/  INVESTMT  OTHER    ----------------------
     NAME OF ISSUER           CLASS       CUSIP      (x$1000)     PRN AMT    SH/PRN  CALL  DISCRETN  MGRS  SOLE  SHARED       NONE
------------------------------------------------------------------------------------------------------------------------------------

HARVEST ENGY TR UT           COM          41752x101      276           700   SH            Sole                                  700
HARVEST ENERGY TR UT         COM          41752X101       27           700   SH            Sole                        700
IAMGOLD CORPORATION          COM          450913108      184        25,000   SH            Sole                     25,000
IAMGOLD CORPORATION          COM          450913108      331        45,000   SH            Sole                     45,000
ISHARE DJ US ENERGY
 SECTOR INDEX FUND           DJ 4S ENERGY 464287796       27           300   SH            Sole                                  300
ISHARE DJ US ENERGY
 SECTOR INDEX FD             DJ US ENERGY 464287796       27           300   SH            Sole                        300
IVANHOE MINES LTD            COM          46579N103      633        75,000   SH            Sole                     75,000
NORTHERN ORION RESOURCES     COM          665575106      173        59,000   SH            Sole                     59,000
NORTHERN ORION RESOURCES     COM          665575106      371       126,400   SH            Sole                    126,400
NORTHERN ORION RESOURCES     COM          665575106      712       242,500   SH            Sole                    242,500
SAN JUAN BASIN ROYALTY       UNIT BEN
 TR-UBS                      INT          798241105       54         1,100   SH            Sole                      1,100
SILVER WHEATON CORP          COM          828336107       51        10,000   SH            Sole                     10,000
TESORO PETROLEUM CORP        COM          881609101       50           750   SH            Sole                                  750
TESORO PETROLEUM CORP        COM          881609101       25           375   SH            Sole                        375
TODCO CLASS A                CLA          88889T107       10           250   SH            Sole                        250
VALERO ENERGY CORP           COM          91913Y100       45           400   SH            Sole                                  400
VALERO ENERGY CORP           COM          91913Y100       34           300   SH            Sole                        300





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